Description of Plan	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Description of Plan [Line Items]
Description of Plan

NOTE A - DESCRIPTION OF PLAN

The following description of the Culp, Inc. Employees’ Retirement Builder Plan (the “Plan”) provides only general information. Participants should refer to the summary plan description for a more complete description of the Plan’s provisions.

General

The Plan is a defined contribution plan covering all full-time employees of Culp, Inc., and its subsidiaries (the “Company”) who have three months of continuous service and are at least 21 years of age. Employees who elect to participate in the Plan may do so in the next available payroll period. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”).

Contributions

Each year, participants may contribute compensation, as defined in the Plan document, subject to certain Internal Revenue Code (“IRC”) limitations. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers various registered investment company funds, one common and collective trust fund, and Culp, Inc. common stock as investment options for participants. The Company makes matching safe harbor contributions equal to 100% of the participant’s contribution up to the first 4% of annual compensation contributed to the Plan. An employee who is eligible to participate in the Plan but does not either affirmatively elect to decline participation or designate a specified amount to be contributed to the Plan, is required to have their compensation reduced by 3%, which is in turn contributed into the Plan’s MassMutual Select T. Rowe Price Retirement Series.

Employees who elect to participate in the Plan are required to contribute at least 2% of their annual compensation to the Plan.

Additional profit-sharing amounts may be contributed at the option of the Company. No profit-sharing contributions were made during the years ended December 31, 2024, 2023, or 2022.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and Company matching contributions, as well as allocations of (a) the Company’s profit-sharing contributions, (b) Plan earnings, and (c) Plan administrative expenses. Allocations are based on participant earnings, account balances, or specific transactions, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

Vesting

Participants are immediately vested in their own voluntary contributions and the Company’s matching contributions plus actual earnings thereon.

Notes Receivable from Participants

Notes receivable from participants are not permitted by the Plan.

Payment of Benefits

Upon termination of service due to death, disability, retirement, or other reasons as defined by the Plan, participants may receive a lump-sum distribution equal to the value of the participant’s vested interest in the Plan. In-service distributions may be made to participants who have reached age 59 1/2. Withdrawals from the Plan may also be made upon circumstances of financial hardship, in accordance with provisions specified by the Plan.